Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Intangible Assets, Net [Abstract]
Schedule of other intangible assets, net
	Weighted average remaining useful life (years)	December 31,
		2020	2021
Original amounts:

Customer relationships	7.6	$59,482	$57,317
Technology	4.0	70,813	70,123
Patent	2.5	1,493	1,544

		131,788	128,984

Accumulated amortization:

Customer relationships		18,827	23,940
Technology		37,050	46,960
Patent		958	1,145

		56,835	72,045

Other intangible assets, net		$74,953	$56,939

Schedule of other Intangible assets future amortization expense
2022	$12,374
2023	11,760
2024	8,853
2025	6,621
2026 and thereafter	17,331

$56,939